UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 10-D
                              ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                      THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                        March 1, 2006 to March 31, 2006


Commission File Number of issuing entity:   333-127352-35


                   Newcastle Mortgage Securities Trust 2006-1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127352


                       Financial Asset Securities Corp.
-------------------------------------------------------------------------------
             (Exact name of depositor as specified in its charter)


                           Newcastle Investment Corp.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 ---------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                             43-2104446, 43-2104448
                                 ---------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
   A1             [   ]           [   ]           [ x ]
   A2             [   ]           [   ]           [ x ]
   A3             [   ]           [   ]           [ x ]
   A4             [   ]           [   ]           [ x ]
   M1             [   ]           [   ]           [ x ]
   M2             [   ]           [   ]           [ x ]
   M3             [   ]           [   ]           [ x ]
   M4             [   ]           [   ]           [ x ]
   M5             [   ]           [   ]           [ x ]
   M6             [   ]           [   ]           [ x ]
   M7             [   ]           [   ]           [ x ]
   M8             [   ]           [   ]           [ x ]
   M9             [   ]           [   ]           [ x ]
   M10            [   ]           [   ]           [ x ]
   M11            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On April 25, 2006 a distribution was made to holders of Newcastle Mortgage Securities Trust 2006-1, Asset-Backed Notes, Series 2006-1.

         The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 3.  Sales of Securities and Use of Proceeds.

         On 4/6/06, the following classes of certificates in the following amounts were sold by the registrant to certain third parties in private placements in reliance on Section 4(2) of the Securities Act of 1933:

         Class                      Initial Principal Balance
         C                          $0.00
         XS                         $0.00
         R                          $0.00

         The net proceeds from the sale of these certificates were applied toward the purchase of the mortgage loans constituting the pool assets.

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on April 25, 2006 is filed as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                Newcastle Mortgage Securities Trust 2006-1
                                (Issuing Entity)

                          By:   Centex Home Equity Company, LLC
                                (Servicer)

                                /s/ Jerry Berrens
                                ------------------------
                                Jerry Berrens

                          Date: May 8, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of Newcastle Mortgage Securities Trust 2006-1, Asset-Backed Notes, Series 2006-1, relating to the April 25, 2006 distribution.


                                     EX-99.1

                   Newcastle Mortgage Securities Trust 2006-1
                                 April 25, 2006

                                Table of Contents
                                                                        Page
Distribution Report                                                      2
Factor Report                                                            2
Delinquency Group Total Report                                           6
Foreclosure Group Report                                                 6
Bankruptcy Group Report                                                  6
REO Property Scheduled Balance                                           6




 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Lauren M Grunley
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza, Floor: 6
                          New York, New York 10004-2413
                    Tel: (212) 623-4484 / Fax: (212) 623-5931


-----------------------------------------------------------------------------------------------------------------------------------
                                                         DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
              ORIGINAL          BEGINNING                                                                                ENDING
              FACE              PRINCIPAL                                                       REALIZED   DEFERRED      PRINCIPAL
CLASS         VALUE             BALANCE          PRINCIPAL         INTEREST         TOTAL       LOSSES     INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
 A1        687,997,000.00     687,997,000.00   23,830,572.24    1,781,960.01    25,612,532.25    0.00      0.00      664,166,427.76
 A2        113,911,000.00     113,911,000.00            0.00      298,043.39       298,043.39    0.00      0.00      113,911,000.00
 A3        261,774,000.00     261,774,000.00            0.00      693,210.27       693,210.27    0.00      0.00      261,774,000.00
 A4        116,279,000.00     116,279,000.00            0.00      314,058.27       314,058.27    0.00      0.00      116,279,000.00
 M1         51,074,000.00      51,074,000.00            0.00      139,832.81       139,832.81    0.00      0.00       51,074,000.00
 M2         47,319,000.00      47,319,000.00            0.00      130,051.67       130,051.67    0.00      0.00       47,319,000.00
 M3         29,293,000.00      29,293,000.00            0.00       80,818.17        80,818.17    0.00      0.00       29,293,000.00
 M4         24,035,000.00      24,035,000.00            0.00       67,072.67        67,072.67    0.00      0.00       24,035,000.00
 M5         23,284,000.00      23,284,000.00            0.00       65,345.58        65,345.58    0.00      0.00       23,284,000.00
 M6         21,782,000.00      21,782,000.00            0.00       62,164.92        62,164.92    0.00      0.00       21,782,000.00
 M7         21,031,000.00      21,031,000.00            0.00       66,459.42        66,459.42    0.00      0.00       21,031,000.00
 M8         18,026,000.00      18,026,000.00            0.00       58,390.47        58,390.47    0.00      0.00       18,026,000.00
 M9         15,022,000.00      15,022,000.00            0.00       55,795.25        55,795.25    0.00      0.00       15,022,000.00
 M10        15,022,000.00      15,022,000.00            0.00       58,173.74        58,173.74    0.00      0.00       15,022,000.00
 M11         7,511,000.00       7,511,000.00            0.00       29,086.87        29,086.87    0.00      0.00        7,511,000.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS   1,453,360,000.00   1,453,360,000.00   23,830,572.24    3,900,463.51    27,731,035.75    0.00      0.00    1,429,529,427.76
-----------------------------------------------------------------------------------------------------------------------------------
 C                   0.00               0.00            0.00      184,046.54       184,046.54    0.00      0.00                0.00
 XS                  0.00               0.00            0.00    4,967,942.27     4,967,942.27    0.00      0.00                0.00
 R                   0.00               0.00            0.00            0.00             0.00    0.00      0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                             FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          CURRENT
                               BEGINNING                                                               ENDING             PASS-THRU
CLASS           CUSIP          PRINCIPAL           PRINCIPAL        INTEREST        TOTAL              PRINCIPAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
 A1           65106AAJ2        1,000.00000000     34.63761069      2.59006945       37.22768014        965.36238931       4.907500%
 A2           65106AAK9        1,000.00000000      0.00000000      2.61645838        2.61645838      1,000.00000000       4.957500%
 A3           65106AAL7        1,000.00000000      0.00000000      2.64812499        2.64812499      1,000.00000000       5.017500%
 A4           65106AAM5        1,000.00000000      0.00000000      2.70090274        2.70090274      1,000.00000000       5.117500%
 M1           65106AAN3        1,000.00000000      0.00000000      2.73784724        2.73784724      1,000.00000000       5.187500%
 M2           65106AAP8        1,000.00000000      0.00000000      2.74840276        2.74840276      1,000.00000000       5.207500%
 M3           65106AAQ6        1,000.00000000      0.00000000      2.75895845        2.75895845      1,000.00000000       5.227500%
 M4           65106AAR4        1,000.00000000      0.00000000      2.79062492        2.79062492      1,000.00000000       5.287500%
 M5           65106AAS2        1,000.00000000      0.00000000      2.80645851        2.80645851      1,000.00000000       5.317500%
 M6           65106AAT0        1,000.00000000      0.00000000      2.85395831        2.85395831      1,000.00000000       5.407500%
 M7           65106AAU7        1,000.00000000      0.00000000      3.16006942        3.16006942      1,000.00000000       5.987500%
 M8           65106AAV5        1,000.00000000      0.00000000      3.23923610        3.23923610      1,000.00000000       6.137500%
 M9           65106AAW3        1,000.00000000      0.00000000      3.71423579        3.71423579      1,000.00000000       7.037500%
 M10          65106AAX1        1,000.00000000      0.00000000      3.87256957        3.87256957      1,000.00000000       7.337500%
 M11          65106AAY9        1,000.00000000      0.00000000      3.87256957        3.87256957      1,000.00000000       7.337500%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                         1,000.00000000     16.39688187      2.68375592       19.08063780        983.60311813
-----------------------------------------------------------------------------------------------------------------------------------


Sec. 7.05(a)(ix)          Funds Allocable to Certificate Principal

                             Scheduled Principal                                                                         975,411.85
                             Curtailments                                                                                118,362.93
                             Prepayments                                                                              22,736,640.10
                             Repurchases                                                                                       0.00
                             Liquidation Proceeds                                                                              0.00

Sec. 7.05 (a)(xii)        Interest Distribution Amounts

                             Interest Distribution - A-1                                                               1,781,960.01
                             Unpaid Interest - A-1                                                                             0.00
                             Remaining Unpaid Interest - A-1                                                                   0.00

                             Interest Distribution - A-2                                                                 298,043.39
                             Unpaid Interest - A-2                                                                             0.00
                             Remaining Unpaid Interest - A-2                                                                   0.00

                             Interest Distribution - A-3                                                                 693,210.27
                             Unpaid Interest - A-3                                                                             0.00
                             Remaining Unpaid Interest - A-3                                                                   0.00

                             Interest Distribution - A-4                                                                 314,058.27
                             Unpaid Interest - A-4                                                                             0.00
                             Remaining Unpaid Interest - A-4                                                                   0.00

                             Interest Distribution - M-1                                                                 139,832.81
                             Unpaid Interest - M-1                                                                             0.00
                             Remaining Unpaid Interest - M-1                                                                   0.00

                             Interest Distribution - M-2                                                                 130,051.67
                             Unpaid Interest - M-2                                                                             0.00
                             Remaining Unpaid Interest - M-2                                                                   0.00

                             Interest Distribution - M-3                                                                  80,818.17
                             Unpaid Interest - M-3                                                                             0.00
                             Remaining Unpaid Interest - M-3                                                                   0.00

                             Interest Distribution - M-4                                                                  67,072.67
                             Unpaid Interest - M-4                                                                             0.00
                             Remaining Unpaid Interest - M-4                                                                   0.00

                             Interest Distribution - M-5                                                                  65,345.58
                             Unpaid Interest - M-5                                                                             0.00
                             Remaining Unpaid Interest - M-5                                                                   0.00

                             Interest Distribution - M-6                                                                  62,164.92
                             Unpaid Interest - M-6                                                                             0.00
                             Remaining Unpaid Interest - M-6                                                                   0.00

                             Interest Distribution - M-7                                                                  66,459.42
                             Unpaid Interest - M-7                                                                             0.00
                             Remaining Unpaid Interest - M-7                                                                   0.00

                             Interest Distribution - M-8                                                                  58,390.47
                             Unpaid Interest - M-8                                                                             0.00
                             Remaining Unpaid Interest - M-8                                                                   0.00

                             Interest Distribution - M-9                                                                  55,795.25
                             Unpaid Interest - M-9                                                                             0.00
                             Remaining Unpaid Interest - M-9                                                                   0.00

                             Interest Distribution - M-10                                                                 58,173.74
                             Unpaid Interest - M-10                                                                            0.00
                             Remaining Unpaid Interest - M-10                                                                  0.00

                             Interest Distribution - M-11                                                                 29,086.87
                             Unpaid Interest - M-11                                                                            0.00
                             Remaining Unpaid Interest - M-11                                                                  0.00


Sec. 7.05(a)(vii)         Pool Principal Balances

                             Beginning Pool Balance                                                                1,502,180,714.30
                             Ending Pool Balance                                                                   1,478,350,300.97
                             Beginning Loan Count                                                                         11,272.00
                             Ending Loan Count                                                                            11,094.00
                             Weighted Average Mortgage Rate                                                                   7.57%
                             Weighted Average Remaining Term                                                                    344

Sec. 7.05(a)(iii)         Fees

                             Trustee Fee                                                                                   6,259.09
                             Servicing Fee                                                                               625,908.63

Sec. 7.05(a)(iv)          Delinquency Advances

                             Group I Delinquency Advances Included in Current Distribution                                     0.00
                             Group I Recouped Advances Included in Current Distribution                                        0.00
                             Group I Recouped Advances From Liquidations                                                       0.00
                             Group I Aggregate Amount of Advances Outstanding                                                  0.00


Section 7.05(a)(vii)      Delinquencies
                          Delinquency Group Total Report
                          Group Totals
                          Period             Number          Principal Balance         Percentage
                          30-59 days          138               12,452,893.01            0.84%
                          60-89 days            3                  342,856.92            0.02%
                          90+days               0                        0.00            0.00%
                          Total               141               12,795,749.93            0.87%


Sec. 7.05(a)(vii)         Loans in Foreclosure
                          Foreclosure Group Report

                          Group Number      Number of Loans       Principal Balance      Percentage
                                1                0                       0.00               0.00%


Sec. 7.05(a)(vii)         Bankruptcies
                          Bankruptcy Group Report
                          Group Number      Number of Loans       Principal Balance      Percentage
                              1                  0                       0.00               0.00%
                          Total                  0                       0.00               0.00%


Sec. 7.05(a)(vii),(xiii)  REO Properties
                          REO Property Scheduled Balance
                          Group Number      Loan Number            REO Date       Schedule Principal Balance
                                                                                            0.00
                          Total                                                             0.00


Sec. 7.05 (a)(x)          Realized Losses/Recoveries

                             Current Period Realized Losses                                                                    0.00
                             Cumulative Realized Losses                                                                        0.00
                             Current Period Recoveries                                                                         0.00
                             Cumulative Recoveries                                                                             0.00

Sec. 7.05(a)(xiii)        Net Prepayment Interest Shortfalls                                                                   0.00

Sec. 7.05(a)(xiv)         Relief Act Reductions                                                                                0.00

Sec. 7.05 (a)(xv)         Overcollateralization Amounts
                             Overcollateralization Amount                                                             48,820,873.21
                             Overcollateralization Target Amount                                                      48,820,873.21
                             Overcollateralization Release Amount                                                              0.00
                             Overcollateralization Deficiency Amount                                                           0.00

                             Net Monthly Excess Cashflow                                                               4,952,095.00
                             Senior Credit Enhancement Percentage                                                            21.80%

Sec. 7.05 (a)(xvi)        Succeeding Pass-Through Rates
                             Next Pass-Through Rate - A-1                                                                   5.0294%
                             Next Pass-Through Rate - A-2                                                                   5.0794%
                             Next Pass-Through Rate - A-3                                                                   5.1394%
                             Next Pass-Through Rate - A-4                                                                   5.2394%
                             Next Pass-Through Rate - M-1                                                                   5.3094%
                             Next Pass-Through Rate - M-2                                                                   5.3294%
                             Next Pass-Through Rate - M-3                                                                   5.3494%
                             Next Pass-Through Rate - M-4                                                                   5.4094%
                             Next Pass-Through Rate - M-5                                                                   5.4394%
                             Next Pass-Through Rate - M-6                                                                   5.5294%
                             Next Pass-Through Rate - M-7                                                                   6.1094%
                             Next Pass-Through Rate - M-8                                                                   6.2594%
                             Next Pass-Through Rate - M-9                                                                   7.1594%
                             Next Pass-Through Rate - M-10                                                                  7.4594%
                             Next Pass-Through Rate - M-11                                                                  7.4594%

Sec. 7.05(a)(xvii)        Basis Risk Shortfall
                             Class A-1 Basis Risk Shortfall Amount Due                                                         0.00
                             Class A-1 Basis Risk Shortfall Amount Paid                                                        0.00
                             Class A-1 Basis Risk Shortfall Remaining Amount Due                                               0.00
                             Class A-2 Basis Risk Shortfall Amount Due                                                         0.00
                             Class A-2 Basis Risk Shortfall Amount Paid                                                        0.00
                             Class A-2 Basis Risk Shortfall Remaining Amount Due                                               0.00
                             Class A-3 Basis Risk Shortfall Amount Due                                                         0.00
                             Class A-3 Basis Risk Shortfall Amount Paid                                                        0.00
                             Class A-3 Basis Risk Shortfall Remaining Amount Due                                               0.00
                             Class A-4 Basis Risk Shortfall Amount Due                                                         0.00
                             Class A-4 Basis Risk Shortfall Amount Paid                                                        0.00
                             Class A-4 Basis Risk Shortfall Remaining Amount Due                                               0.00
                             Class M-1 Basis Risk Shortfall Amount Due                                                         0.00
                             Class M-1 Basis Risk Shortfall Amount Paid                                                        0.00
                             Class M-1 Basis Risk Shortfall Remaining Amount Due                                               0.00
                             Class M-2 Basis Risk Shortfall Amount Due                                                         0.00
                             Class M-2 Basis Risk Shortfall Amount Paid                                                        0.00
                             Class M-2 Basis Risk Shortfall Remaining Amount Due                                               0.00
                             Class M-3 Basis Risk Shortfall Amount Due                                                         0.00
                             Class M-3 Basis Risk Shortfall Amount Paid                                                        0.00
                             Class M-3 Basis Risk Shortfall Remaining Amount Due                                               0.00
                             Class M-4 Basis Risk Shortfall Amount Due                                                         0.00
                             Class M-4 Basis Risk Shortfall Amount Paid                                                        0.00
                             Class M-4 Basis Risk Shortfall Remaining Amount Due                                               0.00
                             Class M-5 Basis Risk Shortfall Amount Due                                                         0.00
                             Class M-5 Basis Risk Shortfall Amount Paid                                                        0.00
                             Class M-5 Basis Risk Shortfall Remaining Amount Due                                               0.00
                             Class M-6 Basis Risk Shortfall Amount Due                                                         0.00
                             Class M-6 Basis Risk Shortfall Amount Paid                                                        0.00
                             Class M-6 Basis Risk Shortfall Remaining Amount Due                                               0.00
                             Class M-7 Basis Risk Shortfall Amount Due                                                         0.00
                             Class M-7 Basis Risk Shortfall Amount Paid                                                        0.00
                             Class M-7 Basis Risk Shortfall Remaining Amount Due                                               0.00
                             Class M-8 Basis Risk Shortfall Amount Due                                                         0.00
                             Class M-8 Basis Risk Shortfall Amount Paid                                                        0.00
                             Class M-8 Basis Risk Shortfall Remaining Amount Due                                               0.00
                             Class M-9 Basis Risk Shortfall Amount Due                                                         0.00
                             Class M-9 Basis Risk Shortfall Amount Paid                                                        0.00
                             Class M-9 Basis Risk Shortfall Remaining Amount Due                                               0.00
                             Class M-10 Basis Risk Shortfall Amount Due                                                        0.00
                             Class M-10 Basis Risk Shortfall Amount Paid                                                       0.00
                             Class M-10 Basis Risk Shortfall Remaining Amount Due                                              0.00
                             Class M-11 Basis Risk Shortfall Amount Due                                                        0.00
                             Class M-11 Basis Risk Shortfall Amount Paid                                                       0.00
                             Class M-11 Basis Risk Shortfall Remaining Amount Due                                              0.00

Sec. 7.05 (a)(xviii)      Has the Stepdown Date occurred?                                                                        NO
                             Has a Trigger Event Occurred and is continuing?                                                     NO

Sec. 7.05 (a)(xix)        Delinquency Percentage                                                                              0.00%
                             Realized Loss Percentage                                                                         0.00%

Sec. 7.05 (a)(xx)         Amount of Prepayment Charges collected or (paid) by the Servicer                               184,046.54

Sec. 7.05 (a)(xxii)       Amount of Net Swap Payments                                                                     15,847.27
                             Amount of Swap Termination Payments                                                               0.00

Sec. 7.05(a)(xxiii)       Dates

                             Record Date                                                                                   04/24/06
                             Interest Accrual Period (beg)                                                                 04/06/06
                             Interest Accrual Period (end)                                                                 04/24/06
                             Interest Determination Date                                                                   04/04/06

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.